INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expenses/(Benefits)

Income tax expenses/(benefits) are as follows:

	For the years ended December 31,
	2010	2011	2012
Income tax expenses/(benefits)
Current	$10,714	$10,344	$18,035
Deferred	(464)	(582)	4,197

Total	$10,250	$9,762	$22,232

Principal Components of Deferred Income Tax Assets (Liabilities)

The principal components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2011	2012
Current deferred tax assets
Write-down of inventory value	$64	$110
Allowance for doubtful accounts	127	356
Accrued expenses	471	604
Accrued bonus	476	439
Deferred revenue-current	394	176
Deferred cost-current	(44)	3
Warranty	35	37
Valuation allowance	(171)	(222)

Current deferred tax assets subtotal	1,352	1,503

Non-current deferred tax assets
Deferred revenue-non-current	120	172
Government subsidies	271	616
Intangible assets amortization	73	65
Intangible assets impairment	47	48
Deferred cost-non-current	(56)	(14)
Tax loss carry-forward deferred tax assets	3,161	4,675
Valuation allowance	(3,161)	(4,765)

Non-current deferred tax assets subtotal	$455	$797

Non-current deferred tax liabilities Accrued withholding tax	—	(4,812)

Non-current deferred tax liabilities subtotal	$—	$(4,812)

Reconciliation Between Provision for Income Taxes to Income Before Income Taxes and Actual Provision of Income Taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2010	2011	2012
Net income before provision for income taxes	$43,812	$51,084	$28,410
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	10,953	12,771	7,103
Expenses not deductible for tax purposes	194	230	550
Effect of income tax exemptions	(8,829)	(6,567)	(4,470)
Effect of income tax rate difference in other jurisdictions	1,627	1,901	1,916
Change in valuation allowance	925	1,427	1,655
Withholding tax	5,380	—	14,296
Expense adjustment related to non-taxable income*	—	—	1,182

Income tax expenses	$10,250	$9,762	$22,232

*	The adjustment is related to non-deductible expenditure incurred in connection to income claimed for VAT refund for prior periods.

Impact of Tax Holiday to Earnings Per Share Amounts

If N-S Digital TV and Super TV were not in a tax holiday period for the years ended December 31, 2010, 2011 and 2012, the impact to the earnings per share amounts would be as follows:

	For the years ended December 31,
	2010	2011	2012
Increase in income tax expense	$8,829	$6,567	$4,470
Decrease in net income per share-basic	0.15	0.11	0.08
Decrease in net income per share-diluted	$0.15	$0.11	$0.08